Note 11 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	(in thousands)
	2022	2021	2020
Current	$(127)	$1,114	$3,711
Deferred	1,341	1,380	(789)
Total provision for income taxes	$1,214	$2,494	$2,922

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	(in thousands)
	2022	2021	2020
Expected tax using statutory tax rate	$2,630	$3,376	$3,502
Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal securities and political subdivision loans	(790)	(619)	(472)
Tax-exempt income on life insurance contracts	(228)	(85)	(77)
Deductible dividends paid to United Bancshares, Inc. ESOP	(182)	(73)	(44)
Tax Credits	(216)	(105)
Other, net	-	-	13
Total provision for income taxes	$1,214	$2,494	$2,922

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	(in thousands)
	2022	2021
Deferred tax assets:
Allowance for loan losses	$1,977	$2,175
Deferred compensation	335	337
Alternative minimum tax credits	-	-
Nonaccrual loan interest	56	107
Deferred loan fees	193	211
Accrued vacation expense	107	-
Accrued profit sharing	211	-
Loans fair value adjustments	218	210
Unrealized loss on securities available-for sale	10,198	-
Other	86	149
Net operating loss carryforwards	278	420
Total deferred tax assets	13,659	3,609
Deferred tax liabilities:
Federal Home Loan Bank stock dividends	363	483
Unrealized gain on securities available for sale	-	1,062
Capitalized mortgage servicing rights	499	393
Fixed asset depreciation	500	830
Acquisition intangibles	1,873	1,886
Trust preferred fair value adjustment	62	67
Other	365	195
Total deferred tax liabilities	3,662	4,916
Net deferred tax assets (liabilities)	$9,997	$(1,307)